INVENTORIES	12 Months Ended
Dec. 31, 2023
INVENTORIES
INVENTORIES

5. INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Finished goods	267,036,620	244,373,815
Works in progress	69,290	6,925
Raw materials	149,903,238	148,409,401

Inventories	417,009,148	392,790,141

Write-downs of inventories from the carrying amount to its estimated net realizable value amounted to RMB3,679,669, RMB8,991,793 and RMB21,681,652 were made for the years ended December 31, 2021, 2022 and 2023, respectively, and were recorded as cost of revenues.